Schedule of Investments (unaudited)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
ams-OSRAM AG(a)(b)	109,865	$392,041
ANDRITZ AG	24,392	1,122,742
AT&S Austria Technologie & Systemtechnik AG(b)	12,261	307,825
BAWAG Group AG(c)	31,408	1,398,924
CA Immobilien Anlagen AG	15,324	518,154
Erste Group Bank AG	125,093	4,479,489
Immofinanz AG(a)	16,657	335,325
Lenzing AG(a)(b)	7,204	280,504
Oesterreichische Post AG(b)	15,330	489,053
OMV AG	56,527	2,479,173
Raiffeisen Bank International AG(a)	54,643	791,654
Schoeller-Bleckmann Oilfield Equipment AG	9,698	490,070
UNIQA Insurance Group AG	91,304	737,221
Verbund AG	24,599	2,137,327
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,169	380,053
voestalpine AG	41,704	1,041,390
Wienerberger AG	45,196	1,094,961
		18,475,906
Belgium — 1.7%
Ackermans & van Haaren NV	8,590	1,275,211
Aedifica SA	17,775	969,725
Ageas SA/NV	57,109	2,193,718
AGFA-Gevaert NV(a)	81,466	131,441
Anheuser-Busch InBev SA/NV	321,480	18,291,586
Argenx SE(a)	21,077	9,914,234
Barco NV	30,289	465,054
Bekaert SA	19,540	791,183
bpost SA	39,549	214,256
Cofinimmo SA	12,828	797,715
D’ieteren Group	8,878	1,318,745
Elia Group SA/NV	12,927	1,227,496
Etablissements Franz Colruyt NV	25,107	1,039,066
Euronav NV	48,964	875,051
Fagron	40,803	717,074
Galapagos NV(a)	20,940	696,700
Groupe Bruxelles Lambert NV(b)	36,077	2,638,692
Intervest Offices & Warehouses NV	19,363	410,784
KBC Ancora	16,642	629,479
KBC Group NV	90,037	4,955,172
Kinepolis Group NV(b)	6,385	314,947
Lotus Bakeries	150	1,111,005
Melexis NV	9,662	711,274
Montea NV	4,461	315,293
Ontex Group NV(a)(b)	28,949	211,818
Proximus SADP	54,929	455,280
Sofina SA(b)	5,525	1,049,608
Solvay SA	26,159	2,765,414
UCB SA	45,202	3,306,074
Umicore SA	74,165	1,764,596
VGP NV	5,214	424,455
Warehouses De Pauw CVA	63,004	1,558,877
		63,541,023
Denmark — 5.1%
ALK-Abello A/S(a)	58,984	654,747
Alm Brand A/S	303,806	439,696
Ambu A/S, Class B(a)	76,058	750,637
AP Moller - Maersk A/S, Class A	1,169	1,908,698
AP Moller - Maersk A/S, Class B, NVS	1,732	2,885,912
Bavarian Nordic A/S(a)(b)	33,115	631,186
Security	Shares	Value

Denmark (continued)
Carlsberg A/S, Class B	34,787	$4,145,675
Chemometec A/S	7,659	316,847
Chr Hansen Holding A/S	38,265	2,611,192
Coloplast A/S, Class B	49,107	5,121,089
D/S Norden A/S	9,370	532,369
Danske Bank A/S	249,075	5,842,980
Demant A/S(a)	37,469	1,429,799
Dfds A/S	15,045	434,607
DSVA/S	68,750	10,274,062
FLSmidth & Co. A/S	18,822	705,880
Genmab A/S(a)	24,542	6,937,602
GN Store Nord A/S(a)	54,149	903,557
H Lundbeck A/S	129,841	678,684
H Lundbeck A/S, Class A	32,438	146,740
ISS A/S	61,405	888,683
Jyske Bank A/S, Registered(a)	20,850	1,469,390
Netcompany Group A/S(a)(b)(c)	17,296	541,172
NKT A/S(a)(b)	22,524	1,132,489
Novo Nordisk A/S	1,198,836	115,659,150
Novozymes A/S, Class B	72,405	3,254,094
Orsted A/S(c)	67,595	3,266,130
Pandora A/S	32,442	3,679,588
Per Aarsleff Holding A/S	12,132	530,657
Ringkjoebing Landbobank A/S	12,280	1,673,749
Rockwool A/S, Class B	3,588	798,412
Royal Unibrew A/S	18,468	1,335,952
Scandinavian Tobacco Group A/S, Class A(c)	21,106	313,392
Schouw & Co. A/S	7,097	437,974
Spar Nord Bank A/S	45,224	685,216
Sydbank A/S	26,565	1,153,974
Topdanmark A/S	14,558	652,549
Tryg A/S	123,768	2,416,887
Vestas Wind Systems A/S(a)	367,991	7,976,119
Zealand Pharma A/S, Class A(a)	24,162	1,003,660
		196,221,196
Finland — 1.4%
Cargotec OYJ, Class B	16,152	637,554
Caverion OYJ	44,642	402,921
Elisa OYJ	50,830	2,155,632
Fortum OYJ	164,487	1,953,025
Huhtamaki OYJ	39,194	1,347,339
Kemira OYJ	57,426	929,788
Kesko OYJ, Class B	98,259	1,661,706
Kojamo OYJ	61,313	523,786
Kone OYJ, Class B	124,507	5,391,572
Konecranes OYJ	26,892	881,741
Mandatum OYJ(a)	168,461	650,964
Metsa Board OYJ, Class B	83,174	629,765
Metso OYJ	255,870	2,254,324
Neste OYJ	154,525	5,193,264
Nokia OYJ	1,937,890	6,454,493
Nokian Renkaat OYJ	49,236	372,350
Orion OYJ, Class B	41,710	1,659,454
Outokumpu OYJ	140,765	577,598
QT Group OYJ(a)(b)	8,976	525,056
Revenio Group OYJ	12,637	294,027
Sampo OYJ, Class A	168,461	6,625,371
Stora Enso OYJ, Class R	211,752	2,544,919
TietoEVRY OYJ	46,601	977,667
Tokmanni Group Corp	31,581	426,457
UPM-Kymmene OYJ	191,439	6,446,884
Uponor OYJ	22,276	674,909

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Valmet OYJ	62,495	$1,402,472
Wartsila OYJ Abp	174,777	2,085,701
		55,680,739
France — 17.0%
Accor SA	73,360	2,340,375
Aeroports de Paris	11,532	1,295,029
Air France-KLM, NVS(a)	47,143	533,232
Air Liquide SA	193,894	33,224,156
Airbus SE	215,065	28,835,086
Alstom SA	105,143	1,423,895
Alten SA	11,536	1,362,724
Amundi SA(c)	21,676	1,132,340
APERAM SA	19,037	527,519
ArcelorMittal SA	201,687	4,462,778
Arkema SA	22,476	2,106,064
Atos SE(a)(b)	48,406	339,413
AXA SA	684,498	20,281,966
BioMerieux	15,436	1,482,048
BNP Paribas SA	379,917	21,846,749
Bollore SE	292,694	1,597,830
Bouygues SA	77,298	2,719,267
Bureau Veritas SA	112,369	2,559,516
Capgemini SE	60,038	10,610,445
Carrefour SA	220,786	3,870,701
CGG SA(a)	409,980	290,090
Cie. de Saint-Gobain	168,501	9,172,210
Cie. Generale des Etablissements Michelin SCA	243,505	7,234,156
Cie. Plastic Omnium SA	25,889	291,096
Coface SA	57,724	696,457
Covivio	19,690	843,803
Credit Agricole SA	438,593	5,295,963
Danone SA	236,053	14,042,901
Dassault Aviation SA	9,870	1,962,049
Dassault Systemes SE	242,441	9,986,963
Edenred	93,204	4,961,386
Eiffage SA	27,100	2,459,340
Elis SA	87,269	1,431,210
Engie SA	662,289	10,533,630
Esker SA(b)	3,194	405,415
EssilorLuxottica SA	108,116	19,578,017
Eurazeo SE	16,953	955,753
Euroapi SA(a)	26,427	138,480
Eurofins Scientific SE	50,556	2,564,997
Euronext NV(c)	31,376	2,188,117
Eutelsat Communications SA(b)	67,554	288,474
Faurecia SE(a)	57,784	973,698
Fnac Darty SA	8,844	207,815
Gaztransport Et Technigaz SA	14,881	1,903,429
Gecina SA	16,563	1,626,335
Getlink SE	131,790	2,128,236
Hermes International	11,536	21,524,158
ICADE	11,853	387,300
Imerys SA	15,868	420,745
Interparfums SA	11,654	550,510
Ipsen SA	14,114	1,668,168
IPSOS	20,655	1,003,782
JCDecaux SE(a)	28,476	445,487
Kering SA	26,892	10,937,017
Klepierre SA	79,122	1,921,381
Korian SA(b)	29,295	110,703
La Francaise des Jeux SAEM(c)	41,416	1,335,953
Legrand SA	97,073	8,397,432
Security	Shares	Value

France (continued)
L’Oreal SA	88,313	$37,120,643
LVMH Moet Hennessy Louis Vuitton SE	101,189	72,444,275
Neoen SA(c)	26,173	691,148
Nexans SA	12,155	861,050
Nexity SA	21,089	294,665
Orange SA	664,319	7,813,748
Pernod Ricard SA	75,327	13,376,293
Publicis Groupe SA	84,662	6,446,444
Quadient SA	18,213	380,784
Remy Cointreau SA	8,481	963,617
Renault SA	69,663	2,444,072
Rexel SA	95,157	1,943,370
Rubis SCA	39,812	866,808
Safran SA	125,323	19,577,892
Sanofi	416,619	37,831,603
Sartorius Stedim Biotech	10,041	1,879,905
Schneider Electric SE	199,553	30,702,686
SCOR SE	54,520	1,627,664
SEB SA	9,380	927,554
SES SA, Class A	151,492	883,879
Societe BIC SA	10,055	631,134
Societe Generale SA	264,011	5,932,795
Sodexo SA	32,623	3,452,446
SOITEC(a)	10,442	1,558,562
Sopra Steria Group SACA	6,959	1,249,393
SPIE SA	54,755	1,439,920
Teleperformance	21,469	2,469,829
Thales SA	38,475	5,678,047
TotalEnergies SE	827,672	55,336,075
Trigano SA	4,929	647,260
Ubisoft Entertainment SA(a)(b)	33,528	956,010
Unibail-Rodamco-Westfield, New(a)	44,543	2,207,069
Valeo	82,533	1,090,516
Vallourec SA(a)	70,848	850,911
Valneva SE(a)	53,905	306,173
Veolia Environnement SA	252,385	6,915,449
Verallia SA(c)	33,931	1,103,314
Vicat SA	15,022	461,226
Vinci SA	191,120	21,132,983
Virbac SA	2,361	677,910
Vivendi SE	253,819	2,276,121
Wendel SE	9,975	747,202
Worldline SA/France(a)(c)	90,126	1,146,035
		650,758,269
Germany — 11.5%
adidas AG	58,815	10,457,765
AIXTRON SE	44,743	1,257,312
Allianz SE, Registered	147,833	34,628,770
Amadeus Fire AG	3,993	461,087
Aroundtown SA(a)(b)	315,320	712,568
Aurubis AG	12,763	1,052,142
BASF SE	327,433	15,129,745
Bayer AG, Registered	363,914	15,724,199
Bayerische Motoren Werke AG	110,331	10,261,259
Bechtle AG	31,928	1,426,952
Befesa SA(c)	16,604	485,724
Beiersdorf AG	36,733	4,831,124
Bilfinger SE	17,904	657,089
Brenntag SE	56,970	4,236,380
CANCOM SE	16,632	415,240
Carl Zeiss Meditec AG, Bearer	15,075	1,309,000
Commerzbank AG	399,004	4,303,480

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
CompuGroup Medical SE & Co. KgaA	12,792	$469,043
Continental AG	41,151	2,686,706
Covestro AG(a)(c)	71,680	3,631,464
CropEnergies AG	12,476	107,424
CTS Eventim AG & Co. KGaA	26,708	1,617,066
Daimler Truck Holding AG	178,008	5,593,051
Delivery Hero SE(a)(c)	64,636	1,651,844
Dermapharm Holding SE	9,754	377,495
Deutsche Bank AG, Registered	700,298	7,706,466
Deutsche Boerse AG	69,600	11,455,917
Deutsche Lufthansa AG, Registered(a)	224,284	1,572,673
Deutsche Pfandbriefbank AG(b)(c)	61,800	413,341
Deutsche Post AG, Registered	361,881	14,129,098
Deutsche Telekom AG, Registered	1,187,300	25,768,760
Duerr AG	22,930	471,797
E.ON SE	822,176	9,782,350
Eckert & Ziegler Strahlen- und Medizintechnik AG	7,860	310,072
Encavis AG(a)(b)	46,204	603,360
Evonik Industries AG	78,097	1,437,366
Evotec SE(a)	58,685	1,014,666
Fielmann AG	9,237	397,872
Fraport AG Frankfurt Airport Services Worldwide(a)	14,245	707,969
Freenet AG	55,840	1,417,381
Fresenius Medical Care AG & Co. KGaA	74,362	2,470,764
Fresenius SE & Co. KGaA	160,697	4,133,652
GEA Group AG	57,097	1,952,741
Gerresheimer AG	13,308	1,241,280
Grand City Properties SA(a)	38,614	345,290
GRENKE AG(b)	11,333	242,868
Hannover Rueck SE	21,523	4,752,565
HeidelbergCement AG	51,873	3,765,634
HelloFresh SE(a)	59,219	1,295,308
Henkel AG & Co. KGaA	38,278	2,419,184
Hensoldt AG	19,354	573,502
HOCHTIEF AG	11,164	1,156,503
Hornbach Holding AG & Co. KGaA	5,143	307,057
Hugo Boss AG	22,341	1,306,613
Hypoport SE(a)(b)	1,569	192,068
Indus Holding AG(b)	13,174	256,520
Infineon Technologies AG	482,158	14,083,935
Jenoptik AG	25,367	602,547
K+S AG, Registered	70,393	1,183,392
KION Group AG	25,798	791,536
Knorr-Bremse AG	25,103	1,402,115
Kontron AG(b)	16,600	334,596
Krones AG	6,564	639,812
LANXESS AG	36,420	834,549
LEG Immobilien SE(a)	27,415	1,713,757
Mercedes-Benz Group AG	294,082	17,302,094
Merck KGaA	47,239	7,134,903
METRO AG(a)	76,877	488,601
MorphoSys AG(a)	16,074	519,567
MTU Aero Engines AG	20,175	3,792,026
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	50,195	20,143,653
Nagarro SE(a)(b)	4,440	313,494
Nemetschek SE	21,342	1,594,746
Nordex SE(a)(b)	54,137	571,118
Norma Group SE	14,222	250,911
Patrizia SE(b)	20,720	167,696
Pfeiffer Vacuum Technology AG	2,246	347,093
ProSiebenSat.1 Media SE(b)	62,648	351,403
Security	Shares	Value

Germany (continued)
Puma SE	38,090	$2,158,489
Rational AG	1,881	1,072,694
Rheinmetall AG	15,997	4,592,633
RWE AG	235,534	9,012,804
Salzgitter AG(b)	14,128	353,015
SAP SE	382,743	51,338,210
Scout24 SE(c)	30,860	1,898,510
Shop Apotheke Europe NV(a)(c)	6,624	741,723
Siemens AG, Registered	278,574	36,966,449
Siemens Healthineers AG(b)(c)	102,253	5,030,516
Siltronic AG	9,672	831,051
Sixt SE	6,020	519,402
SMA Solar Technology AG(a)	6,787	416,991
Stabilus SE	11,880	754,332
Stratec SE	5,090	234,800
Stroeer SE & Co. KGaA	12,780	584,714
Suedzucker AG	28,690	434,620
Symrise AG, Class A	48,116	4,916,939
Synlab AG	32,325	339,124
TAG Immobilien AG(a)	67,932	742,768
Talanx AG(a)	22,965	1,447,237
TeamViewer AG(a)(c)	56,389	867,610
Telefonica Deutschland Holding AG	408,751	694,907
thyssenkrupp AG	193,654	1,349,702
United Internet AG, Registered	36,253	753,760
Varta AG(a)(b)	8,379	170,217
VERBIO Vereinigte BioEnergie AG	9,850	333,334
Vitesco Technologies Group AG(a)	10,057	983,633
Volkswagen AG	10,113	1,169,061
Vonovia SE	277,408	6,386,510
Vossloh AG	7,717	299,759
Wacker Chemie AG	6,740	827,154
Zalando SE(a)(c)	82,473	1,929,083
		441,799,861
Ireland — 1.1%
AIB Group PLC	563,925	2,448,293
Bank of Ireland Group PLC	388,945	3,485,615
Cairn Homes PLC(a)	464,376	548,383
CRH PLC	271,927	14,593,459
Dalata Hotel Group PLC	89,938	381,605
Flutter Entertainment PLC, Class DI(a)	65,034	10,214,059
Glanbia PLC	73,434	1,156,184
Kerry Group PLC, Class A	58,934	4,552,287
Kingspan Group PLC	58,659	3,947,683
Smurfit Kappa Group PLC	90,945	2,964,437
		44,292,005
Italy — 4.2%
A2A SpA	703,436	1,320,344
ACEA SpA	22,635	272,550
Amplifon SpA	47,028	1,329,173
Anima Holding SpA(c)	133,695	546,393
Ascopiave SpA	82,894	184,191
Assicurazioni Generali SpA	367,615	7,302,173
Azimut Holding SpA	48,082	1,013,131
Banca Generali SpA	28,925	938,311
Banca Mediolanum SpA	109,223	891,866
Banca Popolare di Sondrio SpA	207,617	1,132,806
Banco BPM SpA	535,500	2,739,798
BFF Bank SpA(c)	85,528	822,258
BPER Banca	477,261	1,553,078
Brembo SpA	66,910	719,931

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Brunello Cucinelli SpA	15,230	$1,225,067
Buzzi Unicem SpA	37,090	982,112
Credito Emiliano SpA	66,414	538,524
De’ Longhi SpA	37,711	843,789
DiaSorin SpA	10,424	934,223
Enav SpA(c)	99,653	332,139
Enel SpA	2,950,511	18,728,607
Eni SpA	886,125	14,486,075
ERG SpA	26,117	641,716
Ferrari NV	46,615	14,110,542
FinecoBank Banca Fineco SpA	233,353	2,752,782
GVS SpA(a)(c)	30,067	134,773
Hera SpA	413,084	1,162,043
Infrastrutture Wireless Italiane SpA(c)	141,848	1,553,212
Interpump Group SpA	28,470	1,190,453
Intesa Sanpaolo SpA	5,611,915	14,623,477
Iren SpA	391,369	784,277
Italgas SpA	192,683	979,178
Juventus Football Club SpA(a)(b)	922,300	246,509
Leonardo SpA	147,711	2,232,280
Mediobanca Banca di Credito Finanziario SpA	219,312	2,619,779
Moncler SpA	77,502	4,025,235
Nexi SpA(a)(c)	217,586	1,264,351
Pirelli & C SpA(c)	186,215	829,641
Poste Italiane SpA(c)	193,340	1,914,112
Prysmian SpA	99,175	3,713,806
Recordati Industria Chimica e Farmaceutica SpA	39,274	1,816,594
Reply SpA	9,746	919,616
Salvatore Ferragamo SpA(b)	25,852	316,298
Snam SpA	793,689	3,639,493
Stellantis NV	814,897	15,224,186
Tamburi Investment Partners SpA	61,155	512,840
Technogym SpA(c)	76,531	576,112
Telecom Italia SpA/Milano(a)(b)	3,541,385	915,670
Tenaris SA, NVS	189,833	3,007,216
Terna - Rete Elettrica Nazionale	503,372	3,854,336
Tod’s SpA(a)	5,452	182,649
UniCredit SpA	676,660	16,963,604
Unipol Gruppo SpA	187,229	1,014,328
		162,557,647
Netherlands — 6.4%
Aalberts NV	39,011	1,218,012
ABN AMRO Bank NV, CVA(c)	149,309	2,010,984
Adyen NV(a)(c)	7,968	5,374,303
Aegon NV	638,535	3,105,366
AerCap Holdings NV(a)	64,840	4,027,861
Akzo Nobel NV	63,610	4,267,257
Alfen Beheer BV(a)(b)(c)	9,209	290,314
Allfunds Group PLC	155,419	795,454
Arcadis NV	31,541	1,333,074
ASM International NV	17,342	7,156,698
ASML Holding NV	148,314	89,154,579
ASR Nederland NV	61,105	2,280,345
Basic-Fit NV(a)(b)(c)	23,796	608,735
BE Semiconductor Industries NV	28,416	2,935,364
Corbion NV	32,121	556,295
Davide Campari-Milano NV	192,706	2,130,127
EXOR NV, NVS(b)	39,462	3,386,991
Ferrovial SE	186,089	5,600,542
Flow Traders Ltd., NVS(b)	14,720	268,984
Fugro NV(a)	54,786	904,898
Heineken Holding NV	47,580	3,620,053
Security	Shares	Value

Netherlands (continued)
Heineken NV	108,601	$9,757,090
IMCD NV	20,886	2,514,582
ING Groep NV	1,328,634	17,033,785
InPost SA(a)	81,590	807,316
Iveco Group NV(a)	80,443	677,956
JDE Peet’s NV	46,503	1,291,135
Just Eat Takeaway.com NV(a)(c)	56,704	690,979
Just Eat Takeaway.com NV(a)(c)	26,578	323,368
Koninklijke Ahold Delhaize NV	364,005	10,778,839
Koninklijke KPN NV	1,152,061	3,872,282
Koninklijke Philips NV(a)	343,297	6,530,358
Koninklijke Vopak NV	27,570	929,581
NN Group NV	89,270	2,863,102
NSI NV	13,831	249,666
OCI NV	42,680	994,477
Pharming Group NV(a)(b)	368,683	435,931
PostNL NV	166,090	309,490
Prosus NV(a)	562,579	15,732,854
QIAGEN NV(a)	83,858	3,125,228
Randstad NV	40,034	2,073,150
SBM Offshore NV	62,967	784,220
Signify NV(c)	46,283	1,199,786
Technip Energies NV	56,208	1,231,503
TKH Group NV	19,557	715,375
TomTom NV(a)	36,025	215,830
Universal Music Group NV	301,968	7,394,842
Wolters Kluwer NV	94,032	12,064,868
		245,623,829
Norway — 1.5%
Adevinta ASA(a)	115,099	1,011,668
Aker ASA, Class A	15,187	913,284
Aker BP ASA	129,423	3,730,179
Aker Carbon Capture ASA(a)	178,494	169,693
Atea ASA	51,327	533,902
Austevoll Seafood ASA	51,407	351,344
Bakkafrost P/F	20,356	918,862
Borr Drilling Ltd.(a)	89,264	556,487
Borregaard ASA	47,481	644,390
BW Energy Ltd.(a)	135,877	340,443
BW Offshore Ltd.	78,043	163,095
Crayon Group Holding ASA(a)(b)(c)	41,123	237,671
DNB Bank ASA	343,099	6,190,140
Elkem ASA(c)	238,652	369,164
Entra ASA(c)	32,822	256,060
Equinor ASA	334,875	11,226,080
Frontline PLC, NVS	55,719	1,245,725
Gjensidige Forsikring ASA	76,719	1,150,536
Golden Ocean Group Ltd.	54,685	404,613
Hafnia Ltd.	112,850	741,594
Kahoot! ASA(a)(b)	142,421	446,127
Kongsberg Gruppen ASA	37,200	1,519,608
Leroy Seafood Group ASA	108,782	430,897
Mowi ASA	162,362	2,638,327
MPC Container Ships AS	135,381	191,372
NEL ASA(a)(b)	894,509	588,194
Nordic Semiconductor ASA(a)	63,760	518,067
Norsk Hydro ASA	510,477	2,911,100
Norwegian Air Shuttle ASA(a)	259,559	186,554
Nykode Therapeutics AS(a)(b)	70,863	108,918
Orkla ASA	283,248	1,952,285
REC Silicon ASA(a)(b)	144,462	188,112
Salmar ASA	28,218	1,337,953

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Scatec ASA(c)	49,018	$247,715
Schibsted ASA, Class A	41,023	821,859
Schibsted ASA, Class B	39,654	735,803
SpareBank 1 SMN	68,415	830,114
SpareBank 1 SR-Bank ASA	66,101	717,931
Storebrand ASA	171,055	1,428,471
Subsea 7 SA	100,263	1,317,037
Telenor ASA	261,053	2,668,586
TGS ASA	52,979	724,530
TOMRA Systems ASA	87,788	695,840
Veidekke ASA	52,742	455,138
Yara International ASA	60,713	1,986,647
		56,802,115
Portugal — 0.3%
Banco Comercial Portugues SA, Class R(a)	3,443,697	1,056,925
EDP - Energias de Portugal SA	1,151,939	4,841,020
Galp Energia SGPS SA	196,129	2,952,675
Jeronimo Martins SGPS SA	93,733	2,161,002
Navigator Co. SA (The)	150,307	598,349
REN - Redes Energeticas Nacionais SGPS SA	312,594	813,819
Sonae SGPS SA	392,834	386,463
		12,810,253
Spain — 3.9%
Acciona SA	9,224	1,162,903
Acerinox SA	70,057	682,554
ACS Actividades de Construccion y Servicios SA	81,559	2,949,497
Aena SME SA(c)	26,623	3,863,015
Amadeus IT Group SA	165,316	9,435,049
Applus Services SA	60,889	641,045
Banco Bilbao Vizcaya Argentaria SA	2,183,533	17,178,355
Banco de Sabadell SA	2,120,215	2,636,262
Banco Santander SA	5,869,036	21,585,923
Bankinter SA	237,333	1,500,765
CaixaBank SA	1,504,892	6,118,198
Cellnex Telecom SA(c)	215,900	6,346,617
Cia. de Distribucion Integral Logista Holdings SA	31,210	766,368
Cie. Automotive SA	26,189	667,738
Corp. ACCIONA Energias Renovables SA	21,663	586,335
Ebro Foods SA	28,907	491,831
EDP Renovaveis SA	112,646	1,812,130
Enagas SA	76,645	1,282,170
Endesa SA	111,639	2,100,451
Faes Farma SA	178,054	559,287
Fluidra SA	36,888	650,361
Global Dominion Access SA(c)	31,128	101,265
Grifols SA(a)	112,420	1,261,499
Iberdrola SA	2,234,932	24,856,954
Indra Sistemas SA	56,155	788,482
Industria de Diseno Textil SA	399,587	13,792,931
Inmobiliaria Colonial SOCIMI SA	115,535	648,183
Lar Espana Real Estate SOCIMI SA	66,860	387,680
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	250,127	215,433
Mapfre SA	381,446	792,920
Merlin Properties SOCIMI SA	133,819	1,115,754
Naturgy Energy Group SA	51,914	1,468,890
Neinor Homes SA(c)	24,860	256,205
Prosegur Cia. de Seguridad SA	114,610	171,372
Redeia Corp. SA	130,938	2,041,967
Repsol SA	475,808	6,966,851
Sacyr SA	228,930	661,054
Security	Shares	Value

Spain (continued)
Solaria Energia y Medio Ambiente SA(a)	38,280	$574,222
Telefonica SA	1,945,163	7,513,457
Unicaja Banco SA(c)	539,578	562,195
Vidrala SA	10,400	772,982
Viscofan SA	14,490	837,609
		148,804,759
Sweden — 5.3%
AAK AB	71,182	1,353,700
AddLife AB, Class B	52,603	343,618
AddTech AB, Class B	99,653	1,464,933
AFRY AB	40,881	429,540
Alfa Laval AB	109,379	3,544,618
Alleima AB, NVS	74,709	454,769
Arjo AB, Class B	93,574	312,952
Assa Abloy AB, Class B	362,168	7,719,638
Atlas Copco AB, Class A	983,945	12,741,121
Atlas Copco AB, Class B	567,552	6,375,449
Avanza Bank Holding AB	48,244	815,560
Axfood AB	44,215	977,616
Beijer Ref AB, Class B	158,976	1,511,280
Betsson AB	50,903	512,305
Bilia AB, Class A	44,253	411,196
Billerud AB	85,342	792,878
BioArctic AB, Class B(a)(c)	13,567	273,711
Biotage AB	23,626	241,345
Boliden AB	101,027	2,589,639
Bravida Holding AB(c)	91,919	575,127
Bure Equity AB	22,367	447,203
Calliditas Therapeutics AB, Class B(a)(b)	27,066	224,773
Castellum AB	165,998	1,590,885
Catena AB	13,452	445,615
Corem Property Group AB, Class B	283,106	182,762
Dometic Group AB(c)	114,446	706,225
Electrolux AB, Class B(a)	84,938	714,771
Electrolux Professional AB, Class B	123,470	499,513
Elekta AB, Class B	161,735	1,101,705
Embracer Group AB, Class B(a)(b)	295,673	481,399
Epiroc AB, Class A	235,783	3,884,458
Epiroc AB, Class B	135,496	1,881,404
EQT AB	135,117	2,468,562
Essity AB, Class B	223,542	5,097,172
Evolution AB(c)	67,221	5,989,755
Fabege AB	84,825	632,884
Fastighets AB Balder, Class B(a)(b)	225,850	959,592
Fortnox AB	210,632	834,930
Getinge AB, Class B	84,200	1,515,864
Granges AB	51,648	497,254
H & M Hennes & Mauritz AB, Class B	242,291	3,255,099
Hemnet Group AB	35,416	615,129
Hexagon AB, Class B	763,779	6,224,516
Hexatronic Group AB	68,012	158,833
Hexpol AB	110,547	981,109
HMS Networks AB	10,209	338,621
Holmen AB, Class B	35,440	1,337,500
Hufvudstaden AB, Class A	47,272	503,988
Husqvarna AB, Class B	152,290	986,803
Industrivarden AB, Class A	48,219	1,247,686
Industrivarden AB, Class C	57,987	1,495,444
Indutrade AB	102,846	1,822,776
Instalco AB	101,906	285,282
Intrum AB	26,175	134,443
Investment AB Latour, Class B	54,189	938,463

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Investor AB, Class B	632,175	$11,604,898
JM AB	26,666	284,568
Kambi Group PLC, Class B(a)	15,299	219,155
Kindred Group PLC	91,003	745,026
Kinnevik AB, Class B(a)	102,107	873,067
L E Lundbergforetagen AB, Class B	26,983	1,101,985
Lifco AB, Class B	90,514	1,656,221
Lindab International AB	36,666	565,001
Loomis AB, Class B	29,286	760,769
Medicover AB, Class B	23,035	259,603
Millicom International Cellular SA, SDR(a)	64,866	1,019,181
MIPS AB	13,212	325,804
Modern Times Group MTG AB, Class B(a)	45,509	365,328
Munters Group AB(c)	68,407	835,161
Mycronic AB	33,405	731,798
NCC AB, Class B	37,951	388,780
Nibe Industrier AB, Class B	558,703	3,217,773
Nolato AB, Class B	94,190	416,619
Nordea Bank Abp	1,180,064	12,428,689
Nordnet AB publ	55,984	792,656
Nyfosa AB	79,235	383,438
Pandox AB, Class B	45,073	443,654
Paradox Interactive AB	17,308	329,213
Peab AB, Class B	78,611	293,036
PowerCell Sweden AB(a)(b)	22,956	92,747
Ratos AB, Class B	73,229	203,996
Saab AB, Class B	29,590	1,520,079
Sagax AB, Class B	76,443	1,383,841
Samhallsbyggnadsbolaget i Norden AB(b)	430,612	125,255
Sandvik AB	384,233	6,544,645
Scandic Hotels Group AB(a)(c)	94,115	317,210
Sdiptech AB, Class B(a)	14,512	285,287
Sectra AB, Class B	61,703	667,351
Securitas AB, Class B	176,270	1,411,994
Sinch AB(a)(b)(c)	280,698	444,831
Skandinaviska Enskilda Banken AB, Class A	592,530	6,612,346
Skanska AB, Class B	126,021	1,892,070
SKF AB, Class B	125,338	2,032,037
SSAB AB, Class A	96,395	577,456
SSAB AB, Class B	249,040	1,444,817
Stillfront Group AB(a)	197,388	204,331
Storskogen Group AB	600,566	355,825
Surgical Science Sweden AB(a)	18,912	214,710
Svenska Cellulosa AB SCA, Class B	223,428	3,065,757
Svenska Handelsbanken AB, Class A	520,409	4,436,845
Sweco AB, Class B	98,657	909,628
Swedbank AB, Class A	309,724	5,086,693
Swedish Orphan Biovitrum AB(a)(b)	78,798	1,621,049
Tele2 AB, Class B	191,670	1,361,171
Telefonaktiebolaget LM Ericsson, Class B	1,079,239	4,834,698
Telia Co. AB	863,323	1,830,198
Thule Group AB(c)	39,961	909,574
Trelleborg AB, Class B	85,745	2,168,411
Troax Group AB	20,727	332,231
Viaplay Group AB, Class B(a)(b)	28,169	60,411
Vitec Software Group AB, Class B	14,414	575,263
Vitrolife AB	29,271	381,612
Volvo AB, Class A	69,472	1,392,864
Volvo AB, Class B	548,234	10,863,361
Volvo Car AB, Class B(a)(b)	212,646	733,436
Wallenstam AB, Class B	140,472	475,112
Security	Shares	Value

Sweden (continued)
Wihlborgs Fastigheter AB	117,088	$758,970
		202,092,948
Switzerland — 15.0%
ABB Ltd., Registered	587,237	19,729,817
Accelleron Industries AG, NVS	42,914	1,059,938
Adecco Group AG, Registered	59,368	2,246,696
Alcon Inc.	181,596	12,997,939
Allreal Holding AG, Registered	6,503	1,043,508
ALSO Holding AG, Registered	3,429	874,708
Arbonia AG	29,268	249,035
Aryzta AG(a)	447,715	820,576
Bachem Holding AG, Class B	13,767	1,000,078
Baloise Holding AG, Registered	17,688	2,539,746
Banque Cantonale Vaudoise, Registered	13,124	1,483,462
Barry Callebaut AG, Registered	1,349	2,045,350
Belimo Holding AG, Registered	3,661	1,541,343
BKW AG	8,425	1,416,309
Bossard Holding AG, Class A, Registered	2,779	573,612
Bucher Industries AG, Registered	3,117	1,112,664
Burckhardt Compression Holding AG	1,618	820,198
Bystronic AG, Registered(b)	634	303,038
Cembra Money Bank AG	12,649	872,153
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	389	4,306,700
Chocoladefabriken Lindt & Spruengli AG, Registered	40	4,353,323
Cie. Financiere Richemont SA, Class A, Registered	191,243	22,561,980
Clariant AG, Registered	78,197	1,111,017
Coca-Cola HBC AG, Class DI	86,080	2,234,779
Comet Holding AG, Registered	3,493	687,021
Daetwyler Holding AG, Bearer	3,145	556,466
DKSH Holding AG	14,745	902,871
DocMorris AG(a)	3,770	156,757
dormakaba Holding AG	1,350	617,074
DSM-Firmenich AG	73,089	6,625,943
Dufry AG, Registered(a)	40,634	1,424,395
Emmi AG, Registered	785	741,208
EMS-Chemie Holding AG, Registered	2,556	1,748,457
Flughafen Zurich AG, Registered	8,193	1,530,959
Forbo Holding AG, Registered	460	507,305
Galenica AG(c)	22,680	1,713,448
Geberit AG, Registered	12,374	5,761,503
Georg Fischer Ltd.	31,648	1,642,258
Givaudan SA, Registered	3,302	10,990,774
Helvetia Holding AG, Registered	15,362	2,065,172
Holcim AG	186,346	11,521,356
Huber + Suhner AG, Registered	8,361	572,565
Idorsia Ltd.(a)(b)	43,045	81,864
Implenia AG, Registered	11,023	342,872
Inficon Holding AG, Registered	799	864,825
Interroll Holding AG, Registered	281	740,820
Julius Baer Group Ltd.	77,611	4,599,359
Kardex Holding AG, Registered	3,229	624,283
Kuehne + Nagel International AG, Registered	19,393	5,229,587
Landis+Gyr Group AG	10,428	773,674
Logitech International SA, Registered	61,377	4,831,066
Lonza Group AG, Registered	27,523	9,638,662
Medmix AG(c)	13,837	286,886
Meyer Burger Technology AG(a)(b)	1,327,491	355,649
Mobimo Holding AG, Registered	3,417	943,818
Nestle SA, Registered	977,303	105,391,110
Novartis AG, Registered	751,550	70,359,778
OC Oerlikon Corp. AG, Registered	89,616	357,005

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Partners Group Holding AG	8,262	$8,748,331
PolyPeptide Group AG(a)(b)(c)	6,477	121,620
PSP Swiss Property AG, Registered	17,807	2,190,959
Roche Holding AG, Bearer	11,799	3,215,358
Roche Holding AG, NVS	257,600	66,385,983
Sandoz Group AG(a)	157,297	4,089,566
Schindler Holding AG, Participation Certificates, NVS	14,773	2,988,914
Schindler Holding AG, Registered	8,436	1,644,521
Schweiter Technologies AG, NVS(b)	496	276,994
Sensirion Holding AG(a)(b)(c)	4,080	305,512
SFS Group AG	8,869	887,281
SGS SA	54,451	4,447,047
Siegfried Holding AG, Registered	1,805	1,431,398
Siemens Energy AG(a)(b)	191,662	1,704,053
SIG Group AG	111,880	2,466,583
Sika AG, Registered	54,164	12,961,953
Softwareone Holding AG	41,562	818,891
Sonova Holding AG, Registered	18,974	4,497,089
St. Galler Kantonalbank AG, Class A, Registered	1,676	909,257
Stadler Rail AG	24,195	818,619
STMicroelectronics NV	253,103	9,648,309
Straumann Holding AG	41,418	4,894,948
Sulzer AG, Registered	8,728	720,333
Swatch Group AG (The), Bearer	10,443	2,673,157
Swatch Group AG (The), Registered	18,984	919,410
Swiss Life Holding AG, Registered	10,686	6,863,410
Swiss Prime Site AG, Registered	27,126	2,521,305
Swiss Re AG	107,479	11,743,455
Swisscom AG, Registered	9,384	5,622,788
Swissquote Group Holding SA, Registered	5,261	1,010,499
Tecan Group AG, Registered	5,139	1,479,006
Temenos AG, Registered	23,863	1,719,223
UBS Group AG, Registered	1,209,546	28,420,011
Valiant Holding AG, Registered	9,413	1,026,313
VAT Group AG(c)	10,053	3,564,990
Vontobel Holding AG, Registered	14,201	830,731
Zurich Insurance Group AG	55,093	26,168,764
		573,221,340
United Kingdom — 23.8%
3i Group PLC	362,072	8,536,779
888 Holdings PLC(a)	149,706	148,479
abrdn PLC	744,710	1,421,722
Admiral Group PLC	76,174	2,263,337
Airtel Africa PLC(c)	444,729	612,438
AJ Bell PLC	111,031	341,700
Anglo American PLC	461,244	11,752,302
Antofagasta PLC	156,768	2,563,395
AO World PLC(a)	133,394	135,463
Ascential PLC(a)	181,721	578,245
Ashmore Group PLC	166,870	343,783
Ashtead Group PLC	161,547	9,265,114
ASOS PLC(a)(b)	25,069	121,107
Associated British Foods PLC	129,148	3,185,829
Assura PLC	1,357,314	675,406
Aston Martin Lagonda Global Holdings PLC(a)(c)	153,263	408,909
AstraZeneca PLC	568,526	71,181,507
Auction Technology Group PLC(a)	55,800	380,482
Auto Trader Group PLC(c)	341,122	2,580,331
Aviva PLC	958,125	4,640,742
B&M European Value Retail SA	358,442	2,307,557
Babcock International Group PLC(a)	98,996	471,026
BAE Systems PLC	1,128,462	15,173,709
Security	Shares	Value

United Kingdom (continued)
Balfour Beatty PLC	259,519	$975,316
Barclays PLC	5,771,756	9,263,933
Barratt Developments PLC	360,310	1,817,114
Beazley PLC	254,277	1,592,883
Bellway PLC	44,959	1,144,148
Berkeley Group Holdings PLC	39,842	1,958,497
Big Yellow Group PLC	72,524	843,460
Bodycote PLC	72,787	507,812
boohoo Group PLC(a)(b)	365,951	139,666
BP PLC	6,354,879	38,802,972
Breedon Group PLC	128,619	488,531
Bridgepoint Group PLC(c)	91,154	201,089
British American Tobacco PLC	779,324	23,280,281
British Land Co. PLC (The)	345,094	1,251,061
Britvic PLC	104,409	1,063,454
BT Group PLC	2,366,044	3,249,587
Bunzl PLC	126,735	4,521,420
Burberry Group PLC	139,961	2,884,603
Burford Capital Ltd.	71,299	881,546
Bytes Technology Group PLC	89,145	533,598
C&C Group PLC	193,675	327,680
Capita PLC(a)	608,605	124,052
Capital & Counties Properties PLC	650,366	824,465
Carnival PLC(a)	56,018	574,932
Centamin PLC	526,030	527,226
Centrica PLC	2,088,802	3,998,586
Ceres Power Holdings PLC(a)(b)	62,925	151,435
Close Brothers Group PLC	53,241	516,865
CMC Markets PLC(c)	63,266	72,514
CNH Industrial NV	370,792	4,109,109
Coats Group PLC	671,079	551,388
Coca-Cola Europacific Partners PLC	76,999	4,505,211
Compass Group PLC	635,348	16,017,985
Computacenter PLC	36,076	1,128,369
ConvaTec Group PLC(c)	626,882	1,555,888
Cranswick PLC	21,500	914,133
Crest Nicholson Holdings PLC	119,038	231,495
Croda International PLC	50,305	2,681,062
Currys PLC	480,895	261,906
CVS Group PLC	26,188	467,564
Darktrace PLC(a)	131,635	561,719
DCC PLC	37,679	2,093,219
Dechra Pharmaceuticals PLC	42,439	1,967,004
Deliveroo PLC, Class A(a)(c)	414,837	655,477
Derwent London PLC	39,027	867,335
Diageo PLC	824,252	31,169,892
Diploma PLC	50,646	1,755,938
Direct Line Insurance Group PLC(a)	444,506	819,560
Diversified Energy Co. PLC	556,739	452,915
Domino’s Pizza Group PLC	167,812	700,213
Dowlais Group PLC	618,718	753,279
Dr. Martens PLC	328,438	465,662
Drax Group PLC	148,730	763,950
DS Smith PLC	528,031	1,831,459
Dunelm Group PLC	56,344	668,236
easyJet PLC(a)	115,960	517,295
Elementis PLC(a)	252,726	363,825
Endeavour Mining PLC	76,940	1,587,435
Energean PLC	61,777	639,740
Entain PLC	238,254	2,704,729
Essentra PLC	153,474	277,198
Experian PLC	339,815	10,309,575

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ferrexpo PLC(a)	115,927	$106,734
Fevertree Drinks PLC	40,463	493,774
Firstgroup PLC	359,757	692,316
Forterra PLC(c)	103,593	169,478
Frasers Group PLC(a)	68,064	665,188
Future PLC	44,673	482,357
Games Workshop Group PLC	13,856	1,665,940
Gamma Communications PLC	34,037	433,676
GB Group PLC	111,968	325,380
Genuit Group PLC	122,067	393,839
Genus PLC	25,507	663,508
Glencore PLC	3,859,370	20,442,402
Grafton Group PLC	92,307	865,132
Grainger PLC	306,759	847,861
Great Portland Estates PLC	100,605	476,893
Greatland Gold PLC(a)	3,259,880	371,656
Greggs PLC	40,592	1,169,299
GSK PLC	1,502,127	26,778,059
Haleon PLC	2,032,453	8,146,245
Halfords Group PLC	96,066	234,769
Halma PLC	141,321	3,178,075
Hammerson PLC	1,907,187	510,907
Harbour Energy PLC	237,151	732,996
Hargreaves Lansdown PLC	129,126	1,112,091
Hays PLC	625,015	732,424
Helios Towers PLC(a)	292,677	215,397
Hikma Pharmaceuticals PLC	62,682	1,452,312
Hill & Smith PLC	39,383	789,474
Hiscox Ltd.	129,839	1,480,283
Hochschild Mining PLC(a)	151,234	172,287
Howden Joinery Group PLC	211,983	1,646,282
HSBC Holdings PLC	7,228,490	52,192,702
IG Group Holdings PLC	175,941	1,366,814
IMI PLC	96,499	1,723,379
Impax Asset Management Group PLC	36,807	172,238
Imperial Brands PLC	319,096	6,798,073
Inchcape PLC	147,123	1,192,795
Indivior PLC, NVS(a)	59,092	1,131,217
Informa PLC	534,048	4,627,244
IntegraFin Holdings PLC	129,427	344,199
InterContinental Hotels Group PLC	63,768	4,518,760
Intermediate Capital Group PLC	106,877	1,701,587
International Distributions Services PLC(a)	269,718	828,095
Intertek Group PLC	56,908	2,650,410
Investec PLC	266,079	1,475,053
IP Group PLC	443,136	236,180
ITM Power PLC(a)(b)	282,886	222,185
ITV PLC(b)	1,347,833	1,049,468
IWG PLC(a)	351,364	563,726
J D Wetherspoon PLC(a)	44,629	342,824
J Sainsbury PLC	610,460	1,910,018
JD Sports Fashion PLC	993,495	1,544,720
JET2 PLC	74,991	916,448
John Wood Group PLC(a)	251,166	434,963
Johnson Matthey PLC	66,354	1,206,262
Jupiter Fund Management PLC	169,241	161,671
Just Group PLC	457,200	420,112
Kainos Group PLC	44,291	604,835
Keywords Studios PLC	32,003	508,174
Kingfisher PLC(b)	700,520	1,788,789
Lancashire Holdings Ltd.	100,428	693,330
Land Securities Group PLC	260,066	1,802,700
Security	Shares	Value

United Kingdom (continued)
Learning Technologies Group PLC	294,997	$221,766
Legal & General Group PLC	2,190,845	5,644,717
Liontrust Asset Management PLC	34,021	232,043
Lloyds Banking Group PLC	23,348,878	11,363,869
London Stock Exchange Group PLC	156,575	15,797,639
LondonMetric Property PLC	445,069	896,879
LXI REIT PLC	886,534	923,988
M&G PLC	840,310	2,029,208
Man Group PLC/Jersey	475,794	1,272,100
Marks & Spencer Group PLC(a)	740,760	1,956,037
Marshalls PLC	81,713	205,533
Melrose Industries PLC	501,495	2,855,398
Mitchells & Butlers PLC(a)	114,710	289,166
Mitie Group PLC	583,686	700,569
Mondi PLC	183,310	2,965,131
Moneysupermarket.com Group PLC	268,575	847,538
National Express Group PLC	229,805	175,070
National Grid PLC	1,349,461	16,089,581
NatWest Group PLC, NVS	2,188,402	4,761,560
Network International Holdings PLC(a)(c)	180,226	849,497
Next Fifteen Communications Group PLC	50,416	387,278
Next PLC	44,308	3,714,889
Ninety One PLC	203,595	391,233
NMC Health PLC, NVS(d)	42,009	1
Ocado Group PLC(a)	214,223	1,215,740
OSB Group PLC	176,089	642,909
Oxford Instruments PLC	28,101	615,479
Oxford Nanopore Technologies PLC(a)	238,051	589,094
Pagegroup PLC	135,289	619,986
Paragon Banking Group PLC	77,394	417,288
Pearson PLC	243,544	2,819,198
Penno Group PLC	98,788	872,322
Persimmon PLC	120,523	1,492,557
Petrofac Ltd.(a)(b)	207,603	118,596
Pets at Home Group PLC	204,214	696,979
Phoenix Group Holdings PLC	277,886	1,535,011
Playtech PLC(a)	95,466	455,550
Plus500 Ltd.	36,100	619,115
Primary Health Properties PLC	685,420	747,701
Provident Financial PLC	106,805	150,067
Prudential PLC	1,009,043	10,550,938
QinetiQ Group PLC	190,978	768,331
Quilter PLC(c)	528,380	514,172
Rathbones Group PLC	25,387	463,108
Reckitt Benckiser Group PLC	263,196	17,609,635
Redde Northgate PLC	121,517	496,264
Redrow PLC	105,360	623,139
RELX PLC	694,028	24,240,794
Renishaw PLC	14,882	559,145
Rentokil Initial PLC	941,108	4,792,580
RHI Magnesita NV	15,471	482,920
Rightmove PLC	298,623	1,722,047
Rio Tinto PLC	412,993	26,349,141
Rolls-Royce Holdings PLC(a)	3,102,782	8,167,215
Rotork PLC	316,193	1,130,681
RS GROUP PLC	173,522	1,431,977
RWS Holdings PLC	122,407	308,866
S4 Capital PLC(a)	152,414	117,770
Safestore Holdings PLC	88,966	740,330
Sage Group PLC (The)	375,683	4,438,247
Savills PLC	66,426	635,807
Schroders PLC	252,649	1,137,692

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Segro PLC	439,017	$3,815,997
Serco Group PLC	499,386	867,979
Severn Trent PLC	94,137	3,038,962
Shell PLC	2,466,637	79,491,878
Sirius Real Estate Ltd.	598,021	581,067
Smart Metering Systems PLC	76,251	593,521
Smith & Nephew PLC	320,139	3,582,713
Smiths Group PLC	135,461	2,657,153
Softcat PLC	54,515	838,192
Spectris PLC	40,567	1,532,902
Spirax-Sarco Engineering PLC	25,942	2,589,363
Spire Healthcare Group PLC(c)	189,959	492,941
Spirent Communications PLC	265,763	314,138
SSE PLC	406,676	8,082,098
SSP Group PLC(a)	302,748	662,355
St. James’s Place PLC	203,342	1,585,210
Standard Chartered PLC	879,050	6,739,967
Supermarket Income Reit PLC	560,918	494,963
Synthomer PLC(a)	51,982	120,093
Tate & Lyle PLC	154,958	1,187,506
Taylor Wimpey PLC	1,299,573	1,755,259
Telecom Plus PLC	26,003	487,986
Tesco PLC	2,597,727	8,524,591
THG PLC, Class B(a)	261,824	223,522
TP ICAP Group PLC	283,967	543,726
Trainline PLC(a)(c)	189,812	600,761
Travis Perkins PLC	77,223	695,790
Tremor International Ltd.(a)(b)	44,103	74,243
Tritax Big Box REIT PLC	725,238	1,207,462
TUI AG(a)	179,759	908,534
Unilever PLC	921,748	43,654,557
UNITE Group PLC (The)	148,053	1,566,773
United Utilities Group PLC	242,844	3,140,837
Vesuvius PLC	87,852	430,322
Victoria PLC(a)(b)	38,753	151,669
Victrex PLC	32,291	540,446
Virgin Money UK PLC	503,231	914,257
Vistry Group PLC	140,255	1,208,902
Vodafone Group PLC	8,427,591	7,757,914
Volution Group PLC	72,838	321,013
Watches of Switzerland Group PLC(a)(c)	103,184	629,998
Weir Group PLC (The)	95,318	1,979,809
WH Smith PLC	56,148	791,643
Whitbread PLC	77,159	3,128,653
Wickes Group PLC	177,740	277,351
Wise PLC, Class A(a)	225,940	1,836,381
Workspace Group PLC	60,899	357,929
WPP PLC	394,378	3,396,075
YouGov PLC	41,457	428,306
		910,796,646
Total Common Stocks — 98.7%
(Cost: $4,362,988,999)		3,783,478,536
Security	Shares	Value

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	21,514	$1,829,327
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	42,182	3,697,043
Fuchs Petrolub SE, Preference Shares, NVS	31,307	1,271,535
Henkel AG & Co. KGaA, Preference Shares, NVS	62,451	4,504,909
Jungheinrich AG, Preference Shares, NVS	20,352	546,349
Porsche Automobil Holding SE, Preference Shares, NVS	56,876	2,545,662
Sartorius AG, Preference Shares, NVS(b)	9,661	2,421,431
Sixt SE, Preference Shares, NVS	5,707	328,821
Volkswagen AG, Preference Shares, NVS	76,582	8,121,572
		25,266,649

Total Preferred Stocks — 0.7%
(Cost: $39,434,324)		25,266,649

Rights

Spain — 0.0%
Vidrala SA, (Expires 12/01/23, Strike Price EUR)(a)	10,400	38,350

Total Rights — 0.0%
(Cost: $39,928)		38,350

Total Long-Term Investments — 99.4%
(Cost: $4,402,463,251)		3,808,783,535

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	27,248,632	27,259,531
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	320,000	320,000

Total Short-Term Securities — 0.7%
(Cost: $27,559,813)		27,579,531

Total Investments — 100.1%
(Cost: $4,430,023,064)		3,836,363,066

Liabilities in Excess of Other Assets — (0.1)%		(4,322,357)

Net Assets — 100.0%		$3,832,040,709

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,832,231	$—	$(9,577,126	)(a)	$3,987	$439	$27,259,531	27,248,632	$124,896	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	—	(90,000	)(a)	—	—	320,000	320,000	4,150		—
					$3,987	$439	$27,579,531		$129,046		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	334	12/15/23	$14,420	$(550,756)
FTSE 100 Index	86	12/15/23	7,676	(205,730)
				$(756,486)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$100,738,607	$3,682,739,928	$1	$3,783,478,536
Preferred Stocks	—	25,266,649	—	25,266,649
Rights	38,350	—	—	38,350
Short-Term Securities
Money Market Funds	27,579,531	—	—	27,579,531
	$128,356,488	$3,708,006,577	$1	$3,836,363,066
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(756,486)	$—	$(756,486)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt